Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments
Schedule of financial instruments by nature, category and fair value

	Thousands of Euros
	31/12/2024
	Carrying amount							Fair Value
	Financial assets		Financial		Financial	Other
	at amortised	Financial assets	assets at FV		liabilities at	financial
	costs	at FVTPL	through OCI	Hedges	amortised cost	liabilities	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets	—	6,127	416,131	—	—	—	422,258	422,258	—	—	422,258
Derivative instruments	—	—	—	7,246	—	—	7,246	—	7,246	—	7,246
Trade receivables	—	—	531,674	—	—	—	531,674	—	531,674	—	531,674
Financial assets measured at fair value	—	6,127	947,805	7,246	—	—	961,178

Non-current financial assets	67,053	—	—	—	—	—	67,053
Other current financial assets	237,510	—	—	—	—	—	237,510
Trade and other receivables	251,334	—	—	—	—	—	251,334
Cash and cash equivalents	979,780	—	—	—	—	—	979,780
Financial assets measured at amortized cost	1,535,677	—	—	—	—	—	1,535,677

Derivatives instruments	—	(5,863)	—	—	—	—	(5,863)	—	(5,863)	—	(5,863)
Financial liabilities measured at fair value	—	(5,863)	—	—	—	—	(5,863)

Senior Unsecured & Secured Notes	—	—	—	—	(5,356,195)	—	(5,356,195)	(5,230,596)	—	—	(5,230,596)
Promissory Notes	—	—	—	—	(73,177)	—	(73,177)
Senior secured debt	—	—	—	—	(2,310,427)	—	(2,310,427)	—	(2,360,113)	—	(2,360,113)
Other bank loans	—	—	—	—	(345,905)	—	(345,905)
Lease liabilities	—	—	—	—	(1,141,379)	—	(1,141,379)
Other financial liabilities	—	—	—	—	(933,784)	—	(933,784)
Trade and other payables	—	—	—	—	(1,062,483)	—	(1,062,483)
Other current liabilities	—	—	—	—	—	(318,427)	(318,427)
Financial liabilities measured at amortized cost	—	—	—	—	(11,223,350)	(318,427)	(11,541,777)
	1,535,677	264	947,805	7,246	(11,223,350)	(318,427)	(9,050,785)

	Thousands of Euros
	31/12/2023
	Carrying amount							Fair Value
	Financial assets	Financial	Financial		Financial	Other
	at amortised	assets at	assets at FV		liabilities at	financial
	costs	FVTPL	through OCI	Hedges	amortised cost	liabilities	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets	—	7	11,131	—	—	—	11,138	7	—	11,131	11,138
Derivative instruments	—	—	—	24,688	—	—	24,688	—	24,688	—	24,688
Trade receivables	—	—	213,231	—	—	—	213,231	—	213,231	—	213,231
Financial assets measured at fair value (*)	—	7	224,462	24,688	—	—	249,057

Non-current financial assets	164,498	—	—	—	—	—	164,498
Other current financial assets	116,588	—	—	—	—	—	116,588
Trade and other receivables	506,815	—	—	—	—	—	506,815
Cash and cash equivalents	529,577	—	—	—	—	—	529,577
Financial assets measured at amortized cost (*)	1,317,478	—	—	—	—	—	1,317,478

Derivatives instruments	—	(10,144)	—	—	—	—	(10,144)	—	—	—	—
Financial liabilities measured at fair value	—	(10,144)	—	—	—	—	(10,144)	—	(10,144)	—	(10,144)

Senior Unsecured & Secured Notes	—	—	—	—	(4,568,130)	—	(4,568,130)	—	—	—	—
Promissory Notes	—	—	—	—	(114,188)	—	(114,188)	(4,364,798)	—	—	(4,364,798)
Senior secured debt	—	—	—	—	(3,179,333)	—	(3,179,333)	—	—	—	—
Other bank loans	—	—	—	—	(1,144,459)	—	(1,144,459)	—	(3,332,560)	—	(3,332,560)
Lease liabilities	—	—	—	—	(1,111,329)	—	(1,111,329)
Other financial liabilities	—	—	—	—	(929,636)	—	(929,636)
Trade and other payables	—	—	—	—	(956,136)	—	(956,136)
Other current liabilities	—	—	—	—	—	(283,366)	(283,366)
Financial liabilities measured at amortized cost (*)	—	—	—	—	(12,003,211)	(283,366)	(12,286,577)
	1,317,478	(1,087)	215,313	24,688	(12,003,211)	(283,366)	(10,730,185)

(*) Restated figures (Note 2.d.)

Schedule of exposure to credit risk

		Thousands of Euros
Carrying amount	Reference	31/12/2024	31/12/2023

Non-current financial assets	Note 11	490,492	176,676
Other current financial assets	Note 11	243,574	140,232
Contractual assets	Note 14	36,036	47,751
Trade receivables	Note 15	705,452	645,113
Other receivables	Note 15	16,119	31,594
Cash and cash equivalents	Note 16	979,780	529,577
		2,471,453	1,570,943

	Thousands of Euros
Carrying amount	31/12/2024	31/12/2023*

Spain	59,667	57,800
EU countries	116,367	79,951
United States of America	45,644	13,572
Other European countries	92,170	82,822
Other regions	427,640	458,719
	741,488	692,864

(*) Restated figures (Note 2.d.)

Schedule of trade receivables net of the bad debt provision by seniority

The following represent the carrying amount of the trade and other receivables and contractual assets categorized by due date as of 31 December 2024 is as follows:

	Thousands of Euros
				Total net third
		Total gross carrying		party trade
	ECL Rate	amount	Provision	receivables
Not matured	0.19%	621,498	(626)	620,872
Past due 0-30 days	0.19%	18,556	(566)	17,990
Past due 31-60 days	0.62%	24,577	(150)	24,427
Past due 61-90 days	2.03%	17,301	(438)	16,863
Past due 91-180 days	3.01%	36,366	(1,065)	35,301
Past due 181-365 days	8.52%	15,930	(1,342)	14,588
More than one year	100.00%	16,739	(5,292)	11,447
		—	—	—
Customers with objective evidence of impairment		11,388	(11,388)	—
		762,355	(20,867)	741,488

The following represent the carrying amount of the trade and other receivables and contractual assets categorized by due date as of 31 December 2023 is as follows:

	Thousands of Euros
				Total net third
		Total gross carrying		party trade
	ECL Rate	amount	Provision	receivables
Not matured	0.19%	524,699	(560)	524,136
Past due 0-30 days	0.19%	106,323	(246)	106,077
Past due 31-60 days	0.62%	19,428	(119)	19,309
Past due 61-90 days	2.03%	6,398	(120)	6,278
Past due 91-180 days	3.01%	9,283	(279)	9,004
Past due 181-365 days	8.52%	6,749	(573)	6,176
More than one year	100.00%	25,982	(4,101)	21,884

Customers with objective evidence of impairment		25,578	(25,578)	—
		724,440	(31,576)	692,864

Schedule of movement in the bad debt provision

	Thousands of Euros
	31/12/2024	31/12/2023	31/12/2022

Opening balance	31,576	32,291	24,009
Net charges for the year	5,302	7,322	14,074
Net cancellations for the year	(16,511)	(7,237)	(6,949)
Transfers	—	47	53
Translation differences	500	(847)	1,104
Closing balance	20,867	31,576	32,291

Schedule of liquidity position

Liquidity at the end of the period stood at Euros 2.259.088 thousand (including undrawn committed credit lines), with the following details:

	Thousands of euros
	31/12/2024	31/12/2023
Current deposits	5,100	6,506
Cash in hand and at banks	974,680	523,071
Total cash and cash equivalents	979,780	529,577
Undrawn committed credit lines	1,279,308	615,328
Total Liquidity	2,259,088	1,144,905

Schedule of contractual maturity dates of financial liabilities

		Thousands of Euros

			Contractual	6 months	6 - 12	1-2	2 - 5	More than
Carrying amount	Reference	31/12/2024	flows	or less	months	years	years	5 years
Financial liabilities
Bank loans	Note 21	2,656,332	3,162,629	361,583	110,212	176,452	2,514,382	0
Other financial liabilities	Note 21	933,785	1,488,690	185,618	6,871	115,842	414,309	766,050
Bonds and other marketable securities	Note 21	5,429,372	6,959,491	246,359	146,625	293,250	3,673,257	2,600,000
Lease liabilities	Note 21	1,141,379	1,774,521	58,267	58,267	117,233	319,410	1,221,344
Payable to suppliers	Note 22	852,305	852,305	847,854	4,451	0	0	0
Other current liabilities	Note 23	41,277	41,277	24,276	16,997	4	0	0
Financial derivatives	Note 30(d)	5,863	5,863	5,863	0	0	0	0
Total		11,060,313	14,284,776	1,729,820	343,423	702,777	6,921,358	4,587,394

		Thousands of Euros

			Contractual	6 months	6 - 12	1-2	2 - 5	More than
Carrying amount	Reference	31/12/2023	flows	or less	months	years	years	5 years
Financial liabilities
Bank loans	Note 21	4,323,792	5,329,182	611,387	327,923	650,970	3,738,902	0
Other financial liabilities	Note 21	929,635	1,518,616	181,800	1,855	116,398	455,467	763,096
Bonds and other marketable securities	Note 21	4,682,319	5,304,861	187,543	73,571	1,978,190	3,065,557	0
Lease liabilities (*)	Note 21	1,111,328	1,562,912	53,551	53,551	126,133	326,253	1,003,424
Payable to suppliers (*)	Note 22	822,955	813,114	811,943	1,171	0	0	0
Other current liabilities (*)	Note 23	17,398	16,651	16,496	155	0	0	0
Financial derivatives	Note 30(d)	10,144	10,144	10,133	0	11	0	0
Total		11,897,571	14,555,480	1,872,853	458,226	2,871,702	7,586,179	1,766,520

(*) Restated figures (Note 2.d.)

Detail of contractual commitments is disclosed in Note 29 e) and 10.

Schedule of Group's exposure to currency risk

	Thousands of Euros
	31/12/2024
	Euros (*)	US Dollars (**)
Trade receivables	2,818	72,051
Receivables from Group companies	118,959	16,264
Loans to Group companies	4,644,337	—
Cash and cash equivalents	452,729	25,683
Trade payables	(21,791)	(17,219)
Payables to Group companies	(74,394)	(44,576)
Loans from Group companies	(5,428,382)	(5,849)
Bank loans	(10,625)	—

Balance sheet exposure	(316,349)	46,354

(*)   Balances in Euros in subsidiaries with US Dollars functional currency

(**) Balances in US Dollars in subsidiaries with Euros functional currency

	Thousands of Euros
	31/12/2023
	Euros (*)	US Dollars (**)
Trade receivables	2,278	47,772
Receivables from Group companies	121,173	10,908
Loans to Group companies	4,818,407	41
Cash and cash equivalents	7,296	2,026
Trade payables	(38,610)	(43,682)
Payables to Group companies	(119,801)	(30,643)
Loans from Group companies	(4,650,080)	—
Bank loans	(336,250)	—

Balance sheet exposure	(195,587)	(13,578)

(*)   Balances in Euros in subsidiaries with US Dollar functional currency

(**) Balances in US Dollar in subsidiaries with Euros functional currency

	Closing exchange rate
Euros	31/12/2024	31/12/2023

US Dollars	1.0390	1.1050

Schedule of profile of interest on interest-bearing financial instruments

	Thousands of Euros
	31/12/2024	31/12/2023
Fixed-interest financial instruments	6,430,225	5,696,851
Financial liabilities	6,430,225	5,696,851
Variable-interest financial instruments	2,540,968	3,956,154
Financial liabilities	2,540,968	3,956,154
	8,971,193	9,653,005

Schedule of financial derivatives

		Thousands of Euros
		Notional at	Notional at	Value at	Value at
Financial derivatives	Currency	31/12/2024	31/12/2023	31/12/2024	31/12/2023	Maturity
Cross currency interest rate swap	US Dollar	—	500,000	—	20,538	15/10/2024
Cross currency interest rate swap	US Dollar	—	205,000	—	(140)	15/10/2024
Foreign exchange rate forward	Swiss Franc	12,000	10,000	—	378	11/2/2025
Foreign exchange rate forward	Canadian dollar	240,202	32,667	3,654	450	11/02/2025
Foreign exchange rate forward	Pound Sterling	4,500	—	786	—	18/2/2025
Foreign exchange rate forward	Japanese Yen	1,200,000	700,000	438	—	18/2/2025
Foreign exchange rate forward	Australian dollar	9,000	—	278	—	28/1/2025
Foreign exchange rate forward	Brazilian real	70,000	—	288	—	18/2/2025
Foreign exchange rate forward	Czech crown	160,000	160,000	—	191	18/2/2025
Foreign exchange rate forward	Mexican Peso	50,000	90,000	—	193	18/2/2025
Foreign exchange rate forward	Turkish lira	—	87,835	—	44	31/1/2024
Foreign exchange rate forward	US Dollar	—	7,700	—	92	29/2/2024
Foreign exchange rate forward	Euro	240,246	40,000	315	1,412	30/1/2025
Energy PPA	Euro / KwH	—	—	1,486	1,529	31/12/2032
Total derivative assets				7,245	24,687

Cross currency interest rate swap	US Dollar	—	205,000	—	(7,712)	13/9/2024
Foreign exchange rate forward	Canadian dollar	228,917	42,560	(1,172)	(2,081)	11/2/2025
Foreign exchange rate forward	US Dollar	39,385	2,000	(764)	(2)	26/2/2025
Foreign exchange rate forward	Czech crown	160,000	160,000	(124)	(13)	18/2/2025
Foreign exchange rate forward	Pound Sterling	4,500	8,500	(353)	(122)	18/2/2025
Foreign exchange rate forward	Japanese Yen	1,200,000	700,000	(309)	(214)	18/2/2025
Foreign exchange rate forward	Euro	240,246	40,000	(2,615)	—	30/1/2025
Foreign exchange rate forward	Mexican Peso	50,000	90,000	(64)	—	18/2/2025
Foreign exchange rate forward	Australian dollar	9,000	—	(7)	—	28/1/2025
Foreign exchange rate forward	Swiss Franc	12,000	10,000	(455)	—	11/2/2025
Total derivative liabilities				(5,863)	(10,144)

	Thousands of Euros
	31/12/2024	31/12/2023
Opening balance	14,543	34,923
Business combination	—	—
Changes in fair value recognized in equity	(1,690)	1,914
Transfer to profit or loss	27,267	5,775
Transfer to profit or loss - translation differences	(208)	(23,037)
Tax effect	(963)	(84)
Collections / Payments	(37,568)	(4,948)
Closing balance	1,381	14,543

Schedule of entity's own credit rating

December 2024
Moody’s Investors	Corporate rating	B3
	Senior secured debt	B2
	Senior Unsecured debt	Caa2
	Perspective	Positive

Standard & Poor’s	Corporate rating	B+
	Senior secured debt	B+
	Senior Unsecured debt	B-
	Perspective	Stable

Fitch Ratings	Corporate rating	B+
	Senior secured debt	BB-
	Senior Unsecured debt	B-
	Perspective	Stable